EARNINGS (LOSS) PER SHARE (EPS)	12 Months Ended
Dec. 31, 2017
EARNINGS (LOSS) PER SHARE (EPS)
EARNINGS (LOSS) PER SHARE (EPS)

NOTE 11 — EARNINGS (LOSS) PER SHARE (EPS)

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Loss for periods used to calculate basic and diluted EPS	(22,435)	(45,694)	(263,835)

	Number	Number	Number
	of shares	of shares	of shares
a) -Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS(1)	1,251,338,659	870,582,898	552,847,289
b) -Incremental shares related to options and restricted share units(2)	—	—	—
c) -Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS	1,251,338,659	870,582,898	552,847,289
(1)

Calculation excludes approximately 1.5 million ordinary shares held in escrow as at 31 December 2017, 2016 and 2015. The shares were issued as part of the NSE acquisition in 2015 and are expected to be returned to the Company in satisfaction of certain working capital adjustments.

(2)

Incremental shares related to restricted share units were excluded from 31 December 2017, 2016 and 2015 weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS as the outstanding shares would be anti-dilutive to the loss per share calculation for the period then ended.

Subsequent to 31 December 2017, the Company issued 5,614,447,268 additional ordinary shares in connection with its $260 million equity-raise, described in Note 37.